Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) $ / €	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident	$ 1,000,000
Closing period for relevant insurance policy year	3 years
Office Leases [Abstract]
Operating lease liability	$ 39		$ 84
Operating right-of-use asset	39		84
Monthly rent expense	$ 7
Exchange rate | $ / €	1.0620
Rent expense	$ 47	$ 0
Impairment charge	0
Office Rental Obligations [Abstract]
Year 1	40
Year 2	3
Total	43
Less imputed interest	(4)
Present value of lease liabilities	39		84
Lease liabilities, current	37		66
Lease liabilities, non- current	$ 2		$ 18
Maximum [Member]
Office Leases [Abstract]
Term of leases	3 years